Capital Lease Obligations (Tables)	6 Months Ended
Jun. 30, 2021
Capital Lease Obligations [Abstract]
Schedule of Future Minimum Lease Payments Under The Capital Leases
Future minimum lease payments under the capital leases as of June 30, 2021 are due as noted below:

Year ending December 31,	Amount (in thousands)
Remainder of 2021	$601
2022	1,110
2023	778
2024	472
2025	36

Total minimum lease payments	2,997
Less: amount representing interest	(352)

2,645
Less: current maturities	(978)

Total	$1,667

Future minimum lease payments under the capital leases as of December 31, 2020 are due as noted below:

Year ending December 31,	Amount (in thousands)
2021	$1,038
2022	919
2023	586
2024	271

Total minimum lease payments	2,814
Less: amount representing interest	(358)

2,456
Less: current maturities	(876)

$1,580